Fair Value - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Long term debt carrying value	$ 148,967,000		$ 148,967,000		$ 144,168,000	$ 137,957,000
Long-term debt fair value	151,653,000		151,653,000		149,965,000	139,636,000
Asset Impairment Charges	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0